Concentrations (Details) - USD ($) $ in Thousands	Sep. 26, 2021	Jun. 27, 2021	Sep. 27, 2020	Jun. 28, 2020
Risks and Uncertainties [Abstract]
Total revenue	1.00%	2.00%	1.00%	2.00%
Net assets	$ 279	$ 24	$ 3,551	$ 3,551